Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following table provides information about the relationship between executive “Compensation Actually Paid” (as defined by SEC rules) and certain financial performance measures.
Our Compensation Committee believes in linking executive pay to Company performance and heavily weights variable compensation to reward achievements against pre-established, quantifiable financial performance objectives and individual strategic performance objectives. With the majority of executive pay delivered as variable incentive compensation and in the form of equity-based awards that track our stock price performance over time, the value ultimately realized by our executives is directly tied to shareholder value creation. Please see the Compensation Discussion & Analysis section of this Proxy Statement for more information regarding the decisions made by our Compensation Committee regarding CEO and NEO pay for performance alignment, and the compensation actually received by our NEOs, which differs from the amounts in the table set forth below.
“Compensation Actually Paid”, calculated in accordance with SEC rules, requires several adjustments to the values of our vested and unvested equity awards based on year-end stock price, various accounting valuation assumptions and projected performance payout factors. As a result, the amounts in the table below do not reflect the actual amount of compensation earned or paid to our NEOs, and the Compensation Committee did not consider these amounts when making its incentive compensation decisions.
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO (1) ($) (b)	“Compensation Actually Paid” to CEO (2) ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs (1) ($) (d)	Average “Compensation Actually Paid” to Non-CEO NEOs (2) ($) (e)	Total Shareholder Return (3) ($) (f)	Peer Group Total Shareholder Return (3) ($) (g)	Net Income (in Millions) (4) ($) (h)	Non-GAAP ICP Adjusted Diluted Earnings Per Share (5) ($) (i)
2023	$19,506,412	$31,021,988	$5,628,458	$9,139,695	$133	$131	$2,893	$14.06
2022	$28,637,507	$(9,225,719)	$11,341,452	$3,426,362	$72	$76	$3,522	$12.36
2021	$16,143,770	$45,607,587	$5,083,397	$11,305,553	$145	$128	$3,263	$13.43
2020	$15,077,269	$31,868,869	$4,792,308	$7,574,701	$121	$121	$2,534	$11.78

(1)
Compensation for our CEO, Douglas L. Peterson, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEO NEOs is based on the compensation of the following NEOs: (i) in 2023 and 2022, Ewout L. Steenbergen, Martina Cheung, Adam Kansler and Daniel E. Draper, (ii) in 2021, Ewout L. Steenbergen, John L. Berisford, Martina Cheung and Saugata Saha and (iii) in 2020, Ewout L. Steenbergen, John L. Berisford, Martina Cheung and Daniel E. Draper.

(2)
“Compensation actually paid” for our CEO and average “compensation actually paid” for our non-CEO NEOs in each fiscal year reflects the respective Summary Compensation Table total amounts as set forth in columns (b) and (d) of the table above, respectively, adjusted as set forth in the table below, as determined in accordance with SEC rules. Per recent SEC guidance, we have updated our methodology starting with fiscal year 2023 for measuring the value of the PSUs that vest during a fiscal year to be based on the vesting date instead of the date the Compensation Committee certifies the performance for such PSUs. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s and other NEOs’ compensation for fiscal year 2023, see pages 65 through 70 of this Proxy Statement.

	CEO 2023	Non-CEO NEOs 2023
Summary Compensation Table Total	$19,506,412	$5,628,458
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(13,799,664)	$(2,699,707)
Plus Year-End Fair Value of Outstanding Unvested Awards Granted in the Covered Year	$18,357,200	$3,591,516
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$1,841,115	$1,633,292
Plus Fair Value as of the Vesting Date of Vested Awards Granted in the Covered Year	$1,781,463	$348,341
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$2,750,185	$569,923
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$585,277	$68,527
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$—	$(655)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—
“Compensation Actually Paid”	$31,021,988	$9,139,695
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the covered year in the Summary Compensation Table. Service cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the covered fiscal year. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023 (the “2020-2023 Measurement Period”), 2022 (the “2020-2022 Measurement Period”), 2021 (the “2020-2021 Measurement Period”) and 2020 (the “2020 Measurement Period”), respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is (i) with respect to the 2020-2021 Measurement Period and the 2020 Measurement Period, respectively, the same as our peer group as set forth in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2020 and 2021, and (ii) with respect to the 2020-2022 Measurement Period, (x) for the portion of such measurement period ending on December 31, 2021, the same as our peer group as set forth in our Annual Reports on Form 10-K for the years ended December 31, 2020 and 2021, and (y) for the portion of such measurement period beginning on January 1, 2022 and ending on December 31, 2022, the same as our peer group as set forth in our Annual Report on Form 10-K for the year ended December 31, 2022. In 2022, due to the closing of our merger, IHS Markit was removed from the Company’s peer group. With respect to the 2020-2023 Measurement Period, the peer group for purposes of this table is the same as our peer group as set forth in our Annual Report on Form 10-K for the year ended December 31, 2023, which is also the same as the peer group used for the portion of the 2020-2022 Measurement Period beginning on January 1, 2022 and ending on December 31, 2022.

(4)
Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.

(5)
For 2022, non-GAAP ICP Adjusted Diluted EPS is presented on a pro forma basis as if the merger with IHS Markit had closed on January 1, 2021. For 2020, 2021 and 2023, non-GAAP ICP Adjusted Diluted EPS is presented on a stand-alone basis.

Company Selected Measure Name	Adjusted DilutedEarnings PerShare
Named Executive Officers, Footnote
(1)
Compensation for our CEO, Douglas L. Peterson, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEO NEOs is based on the compensation of the following NEOs: (i) in 2023 and 2022, Ewout L. Steenbergen, Martina Cheung, Adam Kansler and Daniel E. Draper, (ii) in 2021, Ewout L. Steenbergen, John L. Berisford, Martina Cheung and Saugata Saha and (iii) in 2020, Ewout L. Steenbergen, John L. Berisford, Martina Cheung and Daniel E. Draper.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023 (the “2020-2023 Measurement Period”), 2022 (the “2020-2022 Measurement Period”), 2021 (the “2020-2021 Measurement Period”) and 2020 (the “2020 Measurement Period”), respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is (i) with respect to the 2020-2021 Measurement Period and the 2020 Measurement Period, respectively, the same as our peer group as set forth in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2020 and 2021, and (ii) with respect to the 2020-2022 Measurement Period, (x) for the portion of such measurement period ending on December 31, 2021, the same as our peer group as set forth in our Annual Reports on Form 10-K for the years ended December 31, 2020 and 2021, and (y) for the portion of such measurement period beginning on January 1, 2022 and ending on December 31, 2022, the same as our peer group as set forth in our Annual Report on Form 10-K for the year ended December 31, 2022. In 2022, due to the closing of our merger, IHS Markit was removed from the Company’s peer group. With respect to the 2020-2023 Measurement Period, the peer group for purposes of this table is the same as our peer group as set forth in our Annual Report on Form 10-K for the year ended December 31, 2023, which is also the same as the peer group used for the portion of the 2020-2022 Measurement Period beginning on January 1, 2022 and ending on December 31, 2022.

PEO Total Compensation Amount	$ 19,506,412	$ 28,637,507	$ 16,143,770	$ 15,077,269
PEO Actually Paid Compensation Amount	$ 31,021,988	(9,225,719)	45,607,587	31,868,869
Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” for our CEO and average “compensation actually paid” for our non-CEO NEOs in each fiscal year reflects the respective Summary Compensation Table total amounts as set forth in columns (b) and (d) of the table above, respectively, adjusted as set forth in the table below, as determined in accordance with SEC rules. Per recent SEC guidance, we have updated our methodology starting with fiscal year 2023 for measuring the value of the PSUs that vest during a fiscal year to be based on the vesting date instead of the date the Compensation Committee certifies the performance for such PSUs. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s and other NEOs’ compensation for fiscal year 2023, see pages 65 through 70 of this Proxy Statement.

	CEO 2023	Non-CEO NEOs 2023
Summary Compensation Table Total	$19,506,412	$5,628,458
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(13,799,664)	$(2,699,707)
Plus Year-End Fair Value of Outstanding Unvested Awards Granted in the Covered Year	$18,357,200	$3,591,516
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$1,841,115	$1,633,292
Plus Fair Value as of the Vesting Date of Vested Awards Granted in the Covered Year	$1,781,463	$348,341
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$2,750,185	$569,923
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$585,277	$68,527
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$—	$(655)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—
“Compensation Actually Paid”	$31,021,988	$9,139,695
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the covered year in the Summary Compensation Table. Service cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the covered fiscal year. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

Non-PEO NEO Average Total Compensation Amount	$ 5,628,458	11,341,452	5,083,397	4,792,308
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,139,695	3,426,362	11,305,553	7,574,701
Adjustment to Non-PEO NEO Compensation Footnote
(2)
“Compensation actually paid” for our CEO and average “compensation actually paid” for our non-CEO NEOs in each fiscal year reflects the respective Summary Compensation Table total amounts as set forth in columns (b) and (d) of the table above, respectively, adjusted as set forth in the table below, as determined in accordance with SEC rules. Per recent SEC guidance, we have updated our methodology starting with fiscal year 2023 for measuring the value of the PSUs that vest during a fiscal year to be based on the vesting date instead of the date the Compensation Committee certifies the performance for such PSUs. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s and other NEOs’ compensation for fiscal year 2023, see pages 65 through 70 of this Proxy Statement.

	CEO 2023	Non-CEO NEOs 2023
Summary Compensation Table Total	$19,506,412	$5,628,458
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(13,799,664)	$(2,699,707)
Plus Year-End Fair Value of Outstanding Unvested Awards Granted in the Covered Year	$18,357,200	$3,591,516
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$1,841,115	$1,633,292
Plus Fair Value as of the Vesting Date of Vested Awards Granted in the Covered Year	$1,781,463	$348,341
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$2,750,185	$569,923
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$585,277	$68,527
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$—	$(655)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—
“Compensation Actually Paid”	$31,021,988	$9,139,695
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the covered year in the Summary Compensation Table. Service cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the covered fiscal year. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

Compensation Actually Paid vs. Total Shareholder Return	(1) “Compensation Actually Paid” and TSR
Compensation Actually Paid vs. Net Income	(2) “Compensation Actually Paid” and Net Income
Compensation Actually Paid vs. Company Selected Measure	(3) “Compensation Actually Paid” and Non-GAAP ICP Adjusted Diluted EPS
Total Shareholder Return Vs Peer Group	(1) “Compensation Actually Paid” and TSR
Tabular List, Table
Our Most Important Performance Measures
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEOs’ compensation to short- and long-term Company performance. For more information on how our Compensation Committee uses these metrics to assess the performance of our NEOs and determines executive compensation within our pay-for-performance compensation framework, please see the Compensation Discussion & Analysis section of this Proxy Statement starting on page 50.
Performance Measure	Considerations
Non-GAAP ICP Adjusted Diluted EPS	Used as the sole metric for our 3-year long-term Performance Share Unit (PSU) Awards, which account for the largest component of executive pay, this metric drives long-term value creation for our shareholders, as it considers capital allocation decisions as well as the importance of continual discipline in operating performance
Non-GAAP ICP Adjusted Revenue Growth	Used to determine 35% of annual short-term incentive pool funding for our NEOs, this metric strengthens the importance of growth and scale to our Company
Non-GAAP ICP Adjusted EBITA Margin	Used to determine 35% of annual short-term incentive pool funding for our NEOs, this metric draws focus on margin expansion driven by revenue growth, cost discipline and productivity
Tax fees generally included fees for tax compliance and related advice.

Total Shareholder Return Amount	$ 133	72	145	121
Peer Group Total Shareholder Return Amount	131	76	128	121
Net Income (Loss)	$ 2,893,000,000	$ 3,522,000,000	$ 3,263,000,000	$ 2,534,000,000
Company Selected Measure Amount | $ / shares	14.06	12.36	13.43	11.78
PEO Name	Douglas L. Peterson	Douglas L. Peterson	Douglas L. Peterson	Douglas L. Peterson
Measure:: 1
Pay vs Performance Disclosure
Name	ICP Adjusted Diluted EPS Used as the sole metric for our 3-year long-term Performance Share Unit (PSU)
Measure:: 2
Pay vs Performance Disclosure
Name	ICP Adjusted Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	ICP Adjusted EBITA Margin
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,799,664)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,357,200
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,841,115
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,781,463
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,750,185
PEO | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	585,277
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,699,707)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,591,516
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,633,292
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	348,341
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	569,923
Non-PEO NEO | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,527
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(655)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount